CONVERTIBLE SECURED PROMISSORY NOTE (Details Textual)			1 Months Ended		9 Months Ended	12 Months Ended
	May. 09, 2014 $ / shares	Dec. 08, 2011 CAD	Feb. 28, 2014 USD ($)	Feb. 28, 2012 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	May. 09, 2014 CAD / shares
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.00%
Imputed Interest Expense | $					$ 27,677	$ 0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | CAD		CAD 61,500
Proceeds From Issuance Of Additional Debt | CAD				CAD 60,000
Debt Instrument, Face Amount | CAD				CAD 121,500
Debt Instrument, Description			convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Convertible, Beneficial Conversion Feature | $			$ 27,677
Debt Instrument, Basis Spread on Variable Rate			1.00%
Fair Value Inputs, Discount Rate	20.00%
Debt Instrument, Convertible, Conversion Price | (per share)	$ 0.22						CAD 0.24
Imputed Interest Expense | $			$ 27,677